Statements of Cash Flows (Annual) (Annual, USD $)	11 Months Ended
Dec. 31, 2013
Annual
OPERATING ACTIVITIES:
NET LOSS	$ (104,167)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	945
Changes in operating assets and liabilities
Inventories	(37,660)
Advance to supplier	(2,152)
Accrued expenses	7,000
NET CASH USED IN OPERATING ACTIVITIES	(136,034)
INVESTING ACTIVITIES:
Acquisition of office equipment	(4,193)
NET CASH USED IN INVESTING ACTIVITIES	(4,193)
FINANCING ACTIVITIES:
Members' capital contributions	141,986
NET CASH PROVIDED BY FINANCING ACTIVITIES	141,986
INCREASE IN CASH	1,759
CASH - BEGINNING OF PERIOD
CASH - END OF PERIOD	$ 1,759